Transactions with Related Parties - Consolidated Balance Sheets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Assets:
Hire receivable (c)	$ 33	$ 0
Total assets	33	0
Liabilities:
Due to related parties	9,023	10,572
Deferred revenue - current (e)	8,419	7,739
Manager - payments on behalf of the Partnership (a)
Liabilities:
Due to related parties	7,185	8,138
Management fee payable to CSM (b)
Liabilities:
Due to related parties	1,838	2,434
Capital Maritime And Trading Corp
Liabilities:
Deferred revenue - current (e)	6,292	4,225
Total liabilities	$ 15,315	$ 14,797